Impairment Charge - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement [line items]
Impairment charge related to intangible assets	$ 494.9	$ (146.6)
Impairment charge		$ 30.5
Impairment loss evinrude wind down	52.6
Alumacraft Boat Co CGU [member]
Statement [line items]
Impairment charge related to intangible assets	30.5
Triton Industries Inc CGU [member]
Statement [line items]
Impairment charge related to intangible assets	33.3
Telwater Pty Ltd CGU [member]
Statement [line items]
Impairment charge related to intangible assets	60.7
Evinrude [member]
Statement [line items]
Impairment charge related to intangible assets	22.1
Impairment charge	$ 30.5